NORTHERN LIGHTS FUND TRUST

April 10, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	13D Activist Fund

Post-Effective Amendment No. 1536 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
13D Activist Fund	1536	0001580642-26-002317	April 6, 2026

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/ Timothy Burdick

Very truly yours,

Timothy Burdick

Vice President